Equity reserves (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2015	14,786,791	2.57
Granted	2,915,000	2.18
Exercised	(2,833,600)	2.39
Cancelled/Expired	(276,441)	1.89
Balance, December 31, 2016	14,591,750	2.54
Granted	3,374,000	3.64
Exercised	(1,620,750)	2.75
Cancelled/Expired	(3,766,375)	3.53
Balance, December 31, 2017	12,578,625	2.52

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
					Weighted
			Weighted average	Weighted	average Black-
	Number of options	Weighted average	risk-free interest	average	Scholes value
	granted	exercise price	rate	volatility	assigned
Period		C$			$
Year ended December 31, 2016	2,915,000	2.18	0.55%	49.52%	0.50
Year ended December 31, 2017	3,374,000	3.64	1.55%	64.95%	1.42

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
			Weighted			Weighted
		Weighted	average exercise		Weighted	average
		contractual life	price		contractual life	exercise price
Range of exercise price	Number	(years)	C$	Number	(years)	C$
C$1.00 -$2.00	2,560,000	3.20	1.85	2,185,000	2.95	1.97
C$2.01 -$3.00	7,196,625	1.53	2.17	7,181,625	1.53	2.17
C$3.01 -$4.00	2,652,000	4.16	3.97	1,694,375	4.16	3.97
C$4.01 -$5.00	170,000	3.57	4.38	152,500	3.53	4.33
	12,578,625	2.45	2.52	11,213,500	2.23	2.43